Unaudited Condensed Statement of Changes in Stockholder's Equity (Deficit) - USD ($)		Total	Common Stock		Additional Paid-in Capital	Accumulated Deficit
Balance at Oct. 14, 2020		$ 0	$ 0		$ 0	$ 0
Balance, shares at Oct. 14, 2020			0
Issuance of common stock to Sponsor	[1]	$ 25,000	$ 690		24,310	0
Issuance of common stock to Sponsor, shares		7,500	6,900,000	[1]
Net loss		$ (526)				(526)
Balance at Dec. 31, 2020		24,474	$ 690		24,310	(526)
Balance, shares at Dec. 31, 2020			6,900,000
Sale of Units, net of underwriting discount and offering expenses		2,760	$ 2,760
Sale of Units, net of underwriting discount and offering expenses, shares			27,600,000
Common stock subject to possible redemption		(2,760)	$ (2,760)
Common stock subject to possible redemption, shares			(27,600,000)
Sale of Private Placement Warrants through over-allotment		7,270,000			7,270,000
Subsequent remeasurement under ASC 480-10-S99		(15,816,086)			(7,294,310)	(8,521,776)
Net loss		(49,954)				(49,954)
Balance at Mar. 31, 2021		(8,571,566)	$ 690			(8,572,256)
Balance, shares at Mar. 31, 2021			6,900,000
Balance at Dec. 31, 2020		24,474	$ 690		24,310	(526)
Balance, shares at Dec. 31, 2020			6,900,000
Sale of Units, net of underwriting discount and offering expenses		2,760
Sale of Units, net of underwriting discount and offering expenses, shares			27,600,000
Common stock subject to possible redemption		(2,760)
Sale of Private Placement Warrants through over-allotment		7,270,000
Subsequent remeasurement under ASC 480-10-S99		(15,816,086)
Balance at Jun. 30, 2021		(8,691,155)	$ 690			(8,691,845)
Balance, shares at Jun. 30, 2021			6,900,000
Balance at Dec. 31, 2020		24,474	$ 690		24,310	(526)
Balance, shares at Dec. 31, 2020			6,900,000
Net loss		(592,475)
Balance at Sep. 30, 2021		(9,129,037)	$ 690			(9,129,727)
Balance, shares at Sep. 30, 2021			6,900,000
Balance at Mar. 31, 2021		(8,571,566)	$ 690			(8,572,256)
Balance, shares at Mar. 31, 2021			6,900,000
Net loss		(119,589)				(119,589)
Balance at Jun. 30, 2021		(8,691,155)	$ 690			(8,691,845)
Balance, shares at Jun. 30, 2021			6,900,000
Offering costs charged to additional paid-in capital		(14,950)			(14,950)
Reduce negative additional paid-in capital to zero					14,950	(14,950)
Net loss		(422,932)				(422,932)
Balance at Sep. 30, 2021		$ (9,129,037)	$ 690			$ (9,129,727)
Balance, shares at Sep. 30, 2021			6,900,000

[1]	Includes 900,000 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). On January 11, 2021, the Company effected a stock dividend of 1,150,000 shares with respect to the common stock, resulting in an aggregate of 6,900,000 shares of common stock issued and outstanding. All shares and associated amounts have been retroactively restated to reflect the share dividend (see Notes 5 and 7). On January 19, 2021, the underwriters exercised the over-allotment option in full. As a result, the 900,000 shares are no longer subject to forfeiture.